Offerings - Offering: 1	Apr. 30, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	There are being registered under the Registration Statement to which this exhibit pertains (this "Registration Statement") such indeterminate number of units of Sprott Physical Copper Trust (the "Registrant"), as shall have an aggregate initial offering price not to exceed US$1,000,000,000. The proposed maximum offering price per unit will be determined, from time to time, by the Registrant in connection with the sale of the securities under this Registration Statement. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.